Insurance (Guarantees Related to Universal and Variable Life Contracts) (Details) - Universal and Variable Life Contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Secondary Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (2)	$ 8,166	$ 8,213
Net amount at risk (6)	$ 75,994	$ 78,758
Average attained age of policyholders	55 years	54 years
Paid-Up Guarantees
Net Amount at Risk by Product and Guarantee [Line Items]
Total account value (2)	$ 1,052	$ 1,091
Net amount at risk (6)	$ 7,658	$ 8,164
Average attained age of policyholders	61 years	60 years